Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,217,075.12

Principal:
Principal Collections	$16,011,698.63
Prepayments in Full	$8,360,285.91
Liquidation Proceeds	$170,345.57
Recoveries	$15,951.62
Sub Total	$24,558,281.73
Collections	$25,775,356.85

Purchase Amounts:
Purchase Amounts Related to Principal	$98,286.99
Purchase Amounts Related to Interest	$524.86
Sub Total	$98,811.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,874,168.70

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	20
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,874,168.70
Servicing Fee	$473,606.46	$473,606.46	$0.00	$0.00	$25,400,562.24
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,400,562.24
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$25,400,562.24
Interest - Class A-3 Notes	$376,696.16	$376,696.16	$0.00	$0.00	$25,023,866.08
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$24,900,314.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,900,314.08
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$24,850,081.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,850,081.08
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$24,812,595.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,812,595.41
Regular Principal Payment	$22,425,469.30	$22,425,469.30	$0.00	$0.00	$2,387,126.11
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,387,126.11
Residual Released to Depositor	$0.00	$2,387,126.11	$0.00	$0.00	$0.00

Total		$25,874,168.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,425,469.30
Total					$22,425,469.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,425,469.30	$62.05	$376,696.16	$1.04	$22,802,165.46	$63.09
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$22,425,469.30	$21.30	$587,966.83	$0.56	$23,013,436.13	$21.86

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$350,415,028.05	0.9695507	$327,989,558.75	0.9075025
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$498,035,028.05	0.4731250	$475,609,558.75	0.4518212

Pool Information
Weighted Average APR	2.540%	2.544%
Weighted Average Remaining Term	41.00	40.19
Number of Receivables Outstanding	23,921	23,330
Pool Balance	$568,327,753.32	$543,460,773.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$524,981,484.49	$502,183,010.49
Pool Factor	0.4958412	0.4741458

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$41,277,762.72
Targeted Overcollateralization Amount	$67,851,214.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$67,851,214.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		34	$226,363.01
(Recoveries)		16	$15,951.62
Net Loss for Current Collection Period			$210,411.39
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4443%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3105%
Second Prior Collection Period			0.2358%
Prior Collection Period			0.1267%
Current Collection Period			0.4542%
Four Month Average (Current and Prior Three Collection Periods)			0.2818%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		691	$2,887,072.63
(Cumulative Recoveries)			$381,785.48
Cumulative Net Loss for All Collection Periods			$2,505,287.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2186%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,178.11
Average Net Loss for Receivables that have experienced a Realized Loss			$3,625.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.00%	188	$5,442,711.57
61-90 Days Delinquent	0.21%	31	$1,116,953.35
91-120 Days Delinquent	0.02%	3	$104,811.13
Over 120 Days Delinquent	0.04%	6	$192,548.45
Total Delinquent Receivables	1.26%	228	$6,857,024.50

Repossession Inventory:
Repossessed in the Current Collection Period		8	$307,988.55
Total Repossessed Inventory		8	$307,988.55

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1187%
Prior Collection Period			0.1756%
Current Collection Period			0.1715%
Three Month Average			0.1553%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2602%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	20

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	80	$2,317,736.27
2 Months Extended	87	$2,799,551.44
3+ Months Extended	14	$380,740.18

Total Receivables Extended	181	$5,498,027.89
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer